Shareholders' Equity (Details) - USD ($)			1 Months Ended									12 Months Ended
	Aug. 12, 2022	Jan. 14, 2020	Nov. 23, 2022	Oct. 29, 2022	Jan. 17, 2022	Dec. 24, 2021	Dec. 20, 2021	Dec. 17, 2021	Sep. 25, 2021	Feb. 22, 2021	Jul. 21, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 26, 2022	Jul. 13, 2022
Shareholders' Equity (Details) [Line Items]
Common stock authorized												5,000,000,000	5,000,000,000
Common stock par value (in Dollars per share)												$ 0.01	$ 0.01			$ 0.001
Common stock issued												5,145,041	3,137,001
Professional fees (in Dollars)												$ 1,211,665	$ 2,083,019	$ 1,744,395
Company issued									42,620
Common shares cancelled									319,820
Restricted stock award agreement						29,250		53,130
Fair value of shares (in Dollars)													$ 1,024,361
Fair value grant (in Dollars)	$ 146,137
Deferred offering cost (in Dollars)												$ 112,748
Investor shares			500,000	400,000
Purchase price (in Dollars per share)			$ 0.515	$ 0.59
Consideration (in Dollars)			$ 257,500	$ 236,000
Consideration issued			500,000	400,000
Reverse stock split		200,000			300,000							300,000
Service agreement shares issued						29,250
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Common stock authorized															5,000,000,000	500,000,000
Common stock par value (in Dollars per share)																$ 0.01
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Common stock authorized															50,000,000	50,000,000
Common stock par value (in Dollars per share)																$ 0.001
VG Master Fund SPC [Member]
Shareholders' Equity (Details) [Line Items]
Common stock par value (in Dollars per share)	$ 0.01
Common stock issued	53,334
Investor lesser (in Dollars)	$ 5,500,000
Capitalized (in Dollars)	146,137
Deferred offering cost (in Dollars)	$ 112,748
Common shares sold	1,050,000
Net proceeds amount (in Dollars)	$ 1,223,251
Investor offering cost (in Dollars)	$ 33,389
Fortune Fintech Limited [Member]
Shareholders' Equity (Details) [Line Items]
Service agreement shares issued									42,620
Securities Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Company offered common shares										430,000
Common stock price per share (in Dollars per share)										$ 37
Gross proceeds (in Dollars)							$ 2,000,000			$ 15,910,000
Net proceeds from transactions (in Dollars)										$ 14,637,200
Investors investment amount (in Dollars)							$ 2,000,000
Common stock purchased shares							500,000
Purchase price per share (in Dollars per share)							$ 4
Restricted Stock Award Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Fair value of shares (in Dollars)						$ 229,028		$ 475,514
Restricted Stock Award Agreement [Member] | Two Thousand Nineteen Share Incentive Plan [Member]
Shareholders' Equity (Details) [Line Items]
Fair value of shares (in Dollars)						$ 229,028		$ 475,514
Service agreement shares issued								53,130
Tony Wayne Network Technology Co. [Member]
Shareholders' Equity (Details) [Line Items]
Common stock issued											75,000
Professional fees (in Dollars)											$ 1,005,000
Fair value of shares (in Dollars)											$ 1,005,000
Service agreement shares issued											75,000
Recognized amount (in Dollars)														$ 1,005,000
Fortune Fintech Limited [Member]
Shareholders' Equity (Details) [Line Items]
Fair value of shares (in Dollars)									$ 319,820